BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in presentation of Net income/(losses) from equity investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income/(losses) from equity method investments	$ 569,129	$ (176,527)	$ (45,799)
Net loss from discontinued operations	568,049	(175,989)	(43,284)
Equity method investments	52,215	44,385	32,816
Assets held for sale	0	267,766
Net losses from equity method investments	1,080	(538)	(2,515)
Net loss from discontinued operations		(175,989)	(43,284)
Dividends received		0	0
Dividend received from discontinued operations	0	0	7,609
Additions to equity method investments		(10,230)	(1,264)
Dividends received from listed equity securities		0	0
Short-term loan advanced to related parties		0	0
Proceeds from repayment of short-term loan advanced to related parties		0	0
Proceeds from disposals to Golar Partners, net of cash disposed		0	0
Net cash provided by continuing operating activities		(176,527)	(38,190)
Net cash provided by discontinued investing activities		(10,230)	(1,264)
Discontinued operations
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss from discontinued operations	568,049	(175,989)	(43,284)
Additions to equity method investments	0	(2,410)	(19,730)
Dividends received from listed equity securities	460	10,584	29,207
Short-term loan advanced to related parties	0	(45,000)	0
Proceeds from repayment of short-term loan advanced to related parties	0	45,000	0
Proceeds from disposals to Golar Partners, net of cash disposed	0	0	9,652
Net cash provided by discontinued investing activities	119,995	8,174	19,129
Continuing operations
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income/(losses) from equity method investments	1,080	(538)	(2,515)
Equity method investments	52,215	44,385
Additions to equity method investments	(8,625)	(10,230)	(1,264)
Dividends received from listed equity securities	5,029	0	0
Short-term loan advanced to related parties	$ (1,750)	0	0
As previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income/(losses) from equity method investments		(176,527)	(45,799)
Net loss from discontinued operations		0	0
Equity method investments		312,151
Assets held for sale		0
Net losses from equity method investments		(176,527)	(45,799)
Net loss from discontinued operations		0	0
Dividends received		0	7,609
Dividend received from discontinued operations		0	0
Additions to equity method investments		(12,640)	(20,994)
Dividends received from listed equity securities		10,584	29,207
Short-term loan advanced to related parties		(45,000)	0
Proceeds from repayment of short-term loan advanced to related parties		45,000	0
Proceeds from disposals to Golar Partners, net of cash disposed		0	9,652
Net cash provided by continuing operating activities		(176,527)	(38,190)
Net cash provided by discontinued investing activities		(2,056)	17,865
As previously reported | Discontinued operations
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additions to equity method investments		0	0
Dividends received from listed equity securities		0	0
Short-term loan advanced to related parties		0	0
Proceeds from repayment of short-term loan advanced to related parties		0	0
Proceeds from disposals to Golar Partners, net of cash disposed		0	0
Net cash provided by discontinued investing activities		0	0
Adjustments Increase/ (Decrease)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income/(losses) from equity method investments		175,989	43,284
Net loss from discontinued operations		(175,989)	(43,284)
Equity method investments		(267,766)
Assets held for sale		267,766
Net losses from equity method investments		175,989	43,284
Net loss from discontinued operations		(175,989)	(43,284)
Dividends received		0	(7,609)
Dividend received from discontinued operations		0	7,609
Additions to equity method investments		2,410	19,730
Dividends received from listed equity securities		(10,584)	(29,207)
Short-term loan advanced to related parties		45,000	0
Proceeds from repayment of short-term loan advanced to related parties		(45,000)	0
Proceeds from disposals to Golar Partners, net of cash disposed		0	(9,652)
Net cash provided by continuing operating activities		0	0
Net cash provided by discontinued investing activities		(8,174)	(19,129)
Adjustments Increase/ (Decrease) | Discontinued operations
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additions to equity method investments		(2,410)	(19,730)
Dividends received from listed equity securities		10,584	29,207
Short-term loan advanced to related parties		(45,000)	0
Proceeds from repayment of short-term loan advanced to related parties		45,000	0
Proceeds from disposals to Golar Partners, net of cash disposed		0	9,652
Net cash provided by discontinued investing activities		$ 8,174	$ 19,129